As Filed with the Securities and Exchange Commission on April 19, 2012

1933 Act File No. 333-148624
1940 Act File No. 811-22167

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT Under THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 39

REGISTRATION STATEMENT Under THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 41

Allianz Funds Multi-Strategy Trust

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

(888) 852-3922
(Registrant’s telephone number, including area code)

Brian S. Shlissel
c/o Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019
Name and address of agent for service:

Copies to:

Thomas J. Fuccillo, Esq.
c/o Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019

David C. Sullivan, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

Approximate date of Proposed Public offering : As soon as practicable after the effective date of this Registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒                                  Immediately upon filing pursuant to paragraph (b)

☐                                    On [date] pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    On [date] pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 39 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 38 on Form N-1A filed March 30, 2012.  This PEA No. 39 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 38 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 39 (the “Amendment”) to this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 19 day of April, 2012.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

By:	/s/ Brian S. Shlissel
Name:	Brian S. Shlissel
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Brian S. Shlissel	President	April 19, 2012
Brian S. Shlissel

Lawrence G. Altadonna*	Treasurer and Principal Financial and
Lawrence G. Altadonna	Accounting Officer

Paul Belica*	Trustee
Paul Belica

Bradford K. Gallagher*	Trustee
Bradford K. Gallagher

James A. Jacobson*	Trustee
James A. Jacobson

Hans W. Kertess*	Trustee
Hans W. Kertess

John C. Maney*	Trustee
John C. Maney

William B. Ogden, IV*	Trustee
William B. Ogden, IV

Alan Rappaport*	Trustee
Alan Rappaport

Deborah A. DeCotis*	Trustee
Deborah A. DeCotis

*By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Attorney-In-fact and Agent for the Individuals Noted Above
Date: April 19, 2012

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase